Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 7– SUBSEQUENT EVENTS

The Company has evaluated subsequent events through January 5, 2022, the date the financial statements were available to be issued.

The Company on December 10, 2021 amended their articles of incorporation to include a certificate of designation for a Series B Preferred Stock that is not convertible, but has voting rights of 10,000 votes per 1 share. These shares were issued to the officer of the Company in December 2021.

The $9,335 subscription receivable was paid in December 2021.

NOTE 6– SUBSEQUENT EVENTS On June 15, 2021, the Company was revived in the State of Nevada. George Sharp was awarded custodianship.